CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)
Cash and cash equivalents
Cash and Banks	$ 13,161		$ 7,012
Time deposits	3,582		5,352
Mutual funds	3,106		13,278
Total cash and cash equivalents	19,849	$ 193	27,965	$ 220
Investments
Total current investments	10,786		7,804
Total non-current investments	3,226		3,248
Total investments	14,012		11,052
Government bonds | Fair value accounted through profits or loss
Cash and cash equivalents
Total cash and cash equivalents			2,323
Investments
Total current investments	10,702		7,628
Government bonds at amortized cost | Amortized cost
Investments
Total current investments			190
Total non-current investments			516
Mutual funds
Investments
Total current investments	84		106
2003 Telecommunications Fund
Investments
Total non-current investments	1		2
Investments in associate
Investments
Total non-current investments	$ 3,225		3,058
Allowance for credit risk
Investments
Allowance for credit risk, current			(120)
Allowance for credit risk, non-current			$ (328)